Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 13 – SEGMENT INFORMATION

Operating segments are defined as components of an enterprise for which separate financial information is available and which is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. As a result of the decision to exit the Cards Plus and Multipay businesses in May 2022, the Company only has one segment which is the verified authentication business.